Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of relevant exchange rates
	For the Fiscal Years Ended September 30
	2020	2019	2018
Period Ended RMB: USD exchange rate	6.7896	7.1477	6.8680
Period Average RMB: USD exchange rate	7.0056	6.8753	6.5368

Schedule of estimated useful life plant and equipment, net
Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years
Electronic equipment	3-10 years
Useful lives
Land use rights	50 years